Other current and non-current non-financial assets	12 Months Ended
Dec. 31, 2022
Other current and non-current non-financial assets
Other current and non-current non-financial assets

Note 16    Other current and non-current non-financial assets

As of December 31, 2022, and 2021, the detail of “Other Current and Non-current Assets” is as follows:

	As of	As of
	December 31,	December 31,
Other non-financial assets, current	2022	2021
	ThUS$	ThUS$
Domestic Value Added Tax	81,361	26,356
Foreign Value Added Tax	66,926	14,395
Prepaid mining licenses	1,122	1,233
Prepaid insurance	33,896	20,443
Other prepayments	1,230	659
Refund of Value Added Tax to exporters	3,020	—
Other taxes	7,512	6,030
Other assets	1,268	754
Total	196,335	69,870

	As of	As of
	December 31,	December 31,
Other non-financial assets, non-current	2022	2021
	ThUS$	ThUS$
Exploration and evaluation expenses	44,023	26,752
Guarantee deposits	717	622
Other assets	7,656	6,113
Total	52,396	33,487

Movements in assets for the exploration and evaluation of mineral resources as of December 31, 2022, and 2021:

	As of	As of	As of
	December 31,	December 31,	December 31,
Reconciliation	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Opening balance	26,752	17,883	18,654
Change in assets for exploration and evaluation of mineral resources
Additions	11,341	8,071	—
Short term reclassifications	(465)	83	(526)
Increase (decrease) due to transfers and other charges	6,395	715	(245)
Total changes	17,271	8,869	(771)
Total	44,023	26,752	17,883

As of December 31, 2022 and 2021, no reevaluations of assets for exploration and assessment of mineral resources have been conducted.

Mineral resource exploration and evaluation expenditure

Given the nature of operations of the Company and the type of exploration it undertakes, disbursements for exploration can be found in 4 stages: Execution, economically feasible, not economically feasible and in exploitation:

(a)Not economically feasible: Exploration and evaluation disbursements, once finalized and concluded to be not economically feasible, will be charged to profit and loss. As of December 31, 2022, and 2021 there were no disbursements for this concept.

(b)Execution: Disbursements for exploration and evaluation under implementation and therefore prior to determination of economic feasibility, are presented as part of property, plant and equipment as constructions in progress.

	As of	As of
	December 31,	December 31,
Explorations in execution	2022	2021
	ThUS$	ThUS$
Chile	3,699	1,000
Total	3,699	1,000

	As of	As of
	December 31,	December 31,
Conciliation of explorations in execution	2022	2021
	ThUS$	ThUS$
Opening balance	1,000	2,666
Disbursements	4,227	1,736
Reclassifications	(1,528)	(3,402)
Total changes	2,699	(1,666)
Total	3,699	1,000

(c)Economically feasible: Reimbursements for exploration and evaluation whose study concluded that its economic viability is viable are classified in “Other non-financial assets, non-current.”

		As of	As of
		December 31,	December 31,
Prospecting	Type of Exploration	2022	2021
		ThUS$	ThUS$
Chile (1)	Metallic/Non-Metallic	36,327	18,154
Total		36,327	18,154
(1)	The value presented for Chile is composed as of December 2022 of ThUS 11,417 corresponding to non-metallic exploration and evaluation and ThUS$ 24,910 associated with metallic exploration. In December 2021, the amounts of non-metallic and metallic exploration were ThUS$ 6,550 ThUS$ 11,604, respectively.

Economically feasible metallic explorations are those classified as advanced exploration.

	As of	As of
	December 31,	December 31,
Prospecting conciliation	2022	2021
	ThUS$	ThUS$
Opening balance	18,154	10,872
Additions	11,341	8,071
Reclassifications from Exploration in execution – Chile	8,864	1,906
Reclassifications to Exploration in Exploitation-Chile	(2,032)	(2,695)
Total changes	18,173	7,282
Total	36,327	18,154

(d)In Exploitation: Caliche exploration disbursements that are found in this area are amortized based on the material exploited, the portion that is expected to be exploited in the following 12 months is presented as “Current Assets” in the “Inventories in process” and the remaining portion is classified as “Other Non-current Non-Financial Assets”.

	As of	As of
	December 31,	December 31,
Short-Term Exploitation Conciliation	2022	2021
	ThUS$	ThUS$
Opening balance	1,235	1,318
Amortization	—	(1,359)
Reclassifications	465	1,276
Total changes	465	(83)
Total	1,700	1,235

	As of	As of
	December 31,	December 31,
Long-Term Exploitation Conciliation	2022	2021
	ThUS$	ThUS$
Opening balance	8,598	7,011
Amortization	(2,421)	—
Reclassifications	1,519	1,587
Total changes	(902)	1,587
Total	7,696	8,598